The Company - Additional Information (Detail)	1 Months Ended
Sep. 18, 2013
Performance Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares of common stock to be received	2,166,667
Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of stock acquired by walker digital	37.00%
Walker Digital Holdings, LLC
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of stock acquired by walker digital	48.00%
Controlling voting interest owned as a result of change of name	82.20%